Note 4 - Warrants - Warrant Activity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Balance, number of shares under warrants (in shares)	3,302,797		3,120,147
Balance, number of shares under warrants (in shares)			3,302,797		3,120,147
Weighted Average [Member]
Balance, warrant exercise price (in dollars per share)	$ 8.1
Balance, warrant exercise price (in dollars per share)			$ 8.1
Liability Classified Warrants [Member]
Balance, number of shares under warrants (in shares)	2,656,296	[1]	2,723,645	[1]	2,723,645
Balance, weighted average remaining contractual life (Year)	1 year 1 month 6 days		1 year 8 months 12 days		2 years 7 months 6 days
Expired warrants (in shares)	(384,415)				67,349
Balance, number of shares under warrants (in shares)	2,271,881		2,656,296	[1]	2,723,645	[1]
Vested and Exercisable, number of shares under warrants (in shares)	2,271,881		2,656,296
Vested and Exercisable, weighted average remaining contractual life (Year)	1 year 1 month 6 days		1 year 8 months 12 days
Liability Classified Warrants [Member] | Minimum [Member]
Balance, warrant exercise price (in dollars per share)	$ 6.3				$ 6.6
Expired, warrant exercise price (in dollars per share)	13.92				8.1
Balance, warrant exercise price (in dollars per share)	6.3		$ 6.3
Vested and Exercisable, warrant exercise price (in dollars per share)	6.3		6.3
Liability Classified Warrants [Member] | Maximum [Member]
Balance, warrant exercise price (in dollars per share)	16.8				16.8
Expired, warrant exercise price (in dollars per share)	16.8				9
Balance, warrant exercise price (in dollars per share)	12.12		16.8
Vested and Exercisable, warrant exercise price (in dollars per share)	12.12		16.8
Liability Classified Warrants [Member] | Weighted Average [Member]
Balance, warrant exercise price (in dollars per share)	9.49	[1]			9.46
Expired, warrant exercise price (in dollars per share)	16.22				$ 8.42
Balance, warrant exercise price (in dollars per share)	8.26		9.49	[1]
Vested and Exercisable, warrant exercise price (in dollars per share)	$ 8.26		$ 9.49

[1]	If the Company subdivides (by any stock split, stock dividend, recapitalization or otherwise) its outstanding shares of its common stock into a smaller number of shares, the warrant exercise price is proportionately reduced and the number of shares under outstanding warrants is proportionately increased. Additionally, if the Company combines (by combination, reverse stock split or otherwise) its outstanding shares of common stock into a smaller number of shares, the warrant exercise price is proportionately increased and the number of shares under outstanding warrants is proportionately decreased. Also, the Company may voluntarily reduce the warrant exercise price for its warrants issued in March 2019 and February 2017 and may voluntarily extend the contractual term of its warrants issued in February 2017.